Long-term debt - Schedule of Long-Term Debt Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Principal	$ 437,883	$ 192,125	$ 57,228
Principal and interest payable	547,215
2025
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	45,289
2026
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	35,140
2027
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	32,655
2028
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	430,120
2029
Disclosure of detailed information about borrowings [line items]
Principal and interest payable	4,011
New revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	391,690	0	$ 0
Interest & commitment fees (estimated)	108,062
New revolving credit facility | 2025
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	27,959
New revolving credit facility | 2026
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	27,053
New revolving credit facility | 2027
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	27,053
New revolving credit facility | 2028
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	25,997
New revolving credit facility | 2029
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Fekola equipment loan facilities:
Disclosure of detailed information about borrowings [line items]
Principal	13,319	13,875
Interest & commitment fees (estimated)	1,523
Fekola equipment loan facilities: | 2025
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	608
Fekola equipment loan facilities: | 2026
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	373
Fekola equipment loan facilities: | 2027
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	277
Fekola equipment loan facilities: | 2028
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	181
Fekola equipment loan facilities: | 2029
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	84
Goose equipment loan facility:
Disclosure of detailed information about borrowings [line items]
Principal	3,588	6,776
Interest & commitment fees (estimated)	130
Goose equipment loan facility: | 2025
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	95
Goose equipment loan facility: | 2026
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	35
Goose equipment loan facility: | 2027
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Goose equipment loan facility: | 2028
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Goose equipment loan facility: | 2029
Disclosure of detailed information about borrowings [line items]
Interest & commitment fees (estimated)	0
Principal | New revolving credit facility
Disclosure of detailed information about borrowings [line items]
Principal	400,000	$ 0
Principal | New revolving credit facility | 2025
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | New revolving credit facility | 2026
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | New revolving credit facility | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | New revolving credit facility | 2028
Disclosure of detailed information about borrowings [line items]
Principal	400,000
Principal | New revolving credit facility | 2029
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Fekola equipment loan facilities:
Disclosure of detailed information about borrowings [line items]
Principal	13,373
Principal | Fekola equipment loan facilities: | 2025
Disclosure of detailed information about borrowings [line items]
Principal	7,162
Principal | Fekola equipment loan facilities: | 2026
Disclosure of detailed information about borrowings [line items]
Principal	1,554
Principal | Fekola equipment loan facilities: | 2027
Disclosure of detailed information about borrowings [line items]
Principal	1,554
Principal | Fekola equipment loan facilities: | 2028
Disclosure of detailed information about borrowings [line items]
Principal	1,554
Principal | Fekola equipment loan facilities: | 2029
Disclosure of detailed information about borrowings [line items]
Principal	1,549
Principal | Goose equipment loan facility:
Disclosure of detailed information about borrowings [line items]
Principal	3,589
Principal | Goose equipment loan facility: | 2025
Disclosure of detailed information about borrowings [line items]
Principal	2,917
Principal | Goose equipment loan facility: | 2026
Disclosure of detailed information about borrowings [line items]
Principal	672
Principal | Goose equipment loan facility: | 2027
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Goose equipment loan facility: | 2028
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Goose equipment loan facility: | 2029
Disclosure of detailed information about borrowings [line items]
Principal	0
Principal | Lease liabilities
Disclosure of detailed information about borrowings [line items]
Principal	20,538
Principal | Lease liabilities | 2025
Disclosure of detailed information about borrowings [line items]
Principal	6,548
Principal | Lease liabilities | 2026
Disclosure of detailed information about borrowings [line items]
Principal	5,453
Principal | Lease liabilities | 2027
Disclosure of detailed information about borrowings [line items]
Principal	3,771
Principal | Lease liabilities | 2028
Disclosure of detailed information about borrowings [line items]
Principal	2,388
Principal | Lease liabilities | 2029
Disclosure of detailed information about borrowings [line items]
Principal	$ 2,378